Inventories	6 Months Ended
Jun. 30, 2024
Inventories [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

Inventories consist of the following:

	As of June 30, 2024	As of December 31, 2023

Raw materials	$3,016,509	$2,958,413
Finished goods	3,830,876	2,590,651
Work in progress	18,421,003	10,289,693
Others	4,679	4,789
Total	$25,273,067	$15,843,546

The impairment of inventories was $2,845,727 and $nil for the six months ended June 30, 2024 and 2023, respectively.